Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Voyage revenues	$ 396,444	$ 397,991	$ 402,928
General and administrative expenses	(18,499)	(25,118)	(23,860)
Affiliated Entity
Related Party Transaction [Line Items]
Voyage revenues	37,336	35,887	37,596
Vessel operating expenses	(20,438)	(19,914)	(12,703)
General and administrative expenses	(11,890)	(14,485)	(13,708)
Deferred and Capitalized Expenses | Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses	$ (571)	$ 0	$ 0